ACQUISITIONS - Narrative (Details) - USD ($) $ in Thousands		3 Months Ended				12 Months Ended
	Nov. 03, 2015	Oct. 30, 2016	Jul. 31, 2016	May 01, 2016	Jan. 31, 2016	Oct. 29, 2017	Oct. 30, 2016	Nov. 01, 2015
Business Acquisition [Line Items]
Gain from bargain purchase		$ 0	$ 0	$ 0	$ 1,864	$ 0	$ 1,864	$ 0
Fiscal 2016 - Acquisition, Hamilton, Canada - Manufacturing Operations
Business Acquisition [Line Items]
Cash to acquire general partnership interests	$ 2,200
Gain from bargain purchase	$ 1,864				$ 1,900